                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-4367
                                                     --------


                         Columbia Funds Series Trust I
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)


                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
                    ---------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-426-3750
                                                    --------------


Date of fiscal year end: April 30, 2006
                         --------------


Date of reporting period: April 30, 2006
                          --------------


   Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

                                    [GRAPHIC]



                                                                  --------------

Columbia Core Bond Fund

(formerly Columbia Quality Plus Bond Fund)

Annual Report - April 30, 2006

                       NOT FDIC-INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

  Table of contents


                       Performance Information        1

                       Understanding Your Expenses    3

                       Economic Update                4

                       Portfolio Manager's Report     5

                       Fund Profile                   6

                       Investment Portfolio           7

                       Statement of Assets and
                       Liabilities                   19

                       Statement of Operations       21

                       Statement of Changes in Net
                       Assets                        22

                       Financial Highlights          24

                       Notes to Financial Statements 30

                       Report of Independent
                       Registered Public Accounting
                       Firm                          37

                       Trustees                      38

                       Officers                      41

                       Columbia Funds                42

                       Important Information About
                       This Report                   45

  The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO] Christopher L. Wilson



A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure - the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal/1/.

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended April 30, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued shareholders, in the years to come.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

/1/ Past performance is no guarantee of future results.


President's Message
                    -----------------------------------------------------------
                                                       Columbia Core Bond Fund

Performance Information - Columbia Core Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Performance of a $10,000 investment
                          05/01/96 - 04/30/06 ($)
                          sales charge:    without    with
                          Class A          17,240    16,426
                          Class B          16,322    16,322
                          Class C          16,404    16,404
                          Class G          16,246    16,246
                          Class T          17,296    16,479
                          Class Z          17,607       n/a

Growth of a $10,000 investment 05/01/96 - 04/30/06

                                     [CHART]

                              Class A shares            Class A shares            Lehman Brothers                     Lehman
Brothers
                         without sales charge       with sales charge         Aggregate Bond Index            Government/Credit
Bond Index
                                  --------------------       -----------------         --------------------
----------------------------
 5/31/1996                   $  9,972                 $ 9,498                     $ 9,980                             $ 9,983
 6/30/1996                     10,090                   9,610                      10,114                              10,116
 7/31/1996                     10,110                   9,630                      10,141                              10,139
 8/31/1996                     10,069                   9,591                      10,124                              10,114
 9/30/1996                     10,248                   9,761                      10,300                              10,294
10/31/1996                     10,477                   9,980                      10,529                              10,534
11/30/1996                     10,656                  10,150                      10,709                              10,727
12/31/1996                     10,547                  10,046                      10,609                              10,608
 1/31/1997                     10,547                  10,046                      10,642                              10,621
 2/28/1997                     10,554                  10,053                      10,669                              10,643
 3/31/1997                     10,444                   9,948                      10,550                              10,517
 4/30/1997                     10,588                  10,085                      10,708                              10,670
 5/31/1997                     10,682                  10,174                      10,810                              10,769
 6/30/1997                     10,804                  10,291                      10,939                              10,899
 7/31/1997                     11,137                  10,608                      11,234                              11,232
 8/31/1997                     11,001                  10,479                      11,139                              11,106
 9/30/1997                     11,168                  10,638                      11,302                              11,281
10/31/1997                     11,337                  10,799                      11,466                              11,461
11/30/1997                     11,389                  10,848                      11,519                              11,522
12/31/1997                     11,507                  10,960                      11,635                              11,643
 1/31/1998                     11,667                  11,112                      11,784                              11,807
 2/28/1998                     11,629                  11,077                      11,775                              11,784
 3/31/1998                     11,661                  11,107                      11,815                              11,820
 4/30/1998                     11,701                  11,146                      11,876                              11,879
 5/31/1998                     11,842                  11,279                      11,989                              12,006
 6/30/1998                     11,970                  11,401                      12,091                              12,129
 7/31/1998                     11,967                  11,399                      12,116                              12,138
 8/31/1998                     12,274                  11,691                      12,314                              12,375
 9/30/1998                     12,614                  12,015                      12,602                              12,729
10/31/1998                     12,510                  11,916                      12,535                              12,639
11/30/1998                     12,534                  11,939                      12,607                              12,715
12/31/1998                     12,569                  11,972                      12,645                              12,746
 1/31/1999                     12,644                  12,044                      12,734                              12,837
 2/28/1999                     12,294                  11,710                      12,511                              12,531
 3/31/1999                     12,348                  11,762                      12,580                              12,594
 4/30/1999                     12,366                  11,778                      12,621                              12,625
 5/31/1999                     12,211                  11,631                      12,509                              12,495
 6/30/1999                     12,127                  11,551                      12,469                              12,457
 7/31/1999                     12,081                  11,507                      12,416                              12,422
 8/31/1999                     12,058                  11,485                      12,410                              12,412
 9/30/1999                     12,163                  11,585                      12,554                              12,524
10/31/1999                     12,172                  11,594                      12,600                              12,556
11/30/1999                     12,146                  11,569                      12,599                              12,549
12/31/1999                     12,050                  11,477                      12,538                              12,472
 1/31/2000                     12,061                  11,488                      12,497                              12,468
 2/29/2000                     12,237                  11,655                      12,648                              12,624
 3/31/2000                     12,465                  11,873                      12,815                              12,807
 4/30/2000                     12,402                  11,813                      12,778                              12,744
 5/31/2000                     12,363                  11,776                      12,772                              12,733
 6/30/2000                     12,595                  11,996                      13,037                              12,993
 7/31/2000                     12,705                  12,102                      13,156                              13,130
 8/31/2000                     12,891                  12,279                      13,347                              13,316
 9/30/2000                     12,939                  12,324                      13,431                              13,366
10/31/2000                     13,025                  12,407                      13,519                              13,450
11/30/2000                     13,274                  12,644                      13,741                              13,680
12/31/2000                     13,565                  12,920                      13,997                              13,950
 1/31/2001                     13,730                  13,078                      14,226                              14,184
 2/28/2001                     13,866                  13,208                      14,350                              14,330
 3/31/2001                     13,919                  13,258                      14,422                              14,396
 4/30/2001                     13,788                  13,133                      14,361                              14,288
 5/31/2001                     13,839                  13,182                      14,447                              14,371
 6/30/2001                     13,901                  13,241                      14,502                              14,440
 7/31/2001                     14,213                  13,538                      14,827                              14,800
 8/31/2001                     14,380                  13,697                      14,998                              14,989
 9/30/2001                     14,560                  13,869                      15,173                              15,127
10/31/2001                     14,914                  14,206                      15,490                              15,511
11/30/2001                     14,669                  13,973                      15,276                              15,257
12/31/2001                     14,558                  13,866                      15,179                              15,136
 1/31/2002                     14,647                  13,951                      15,302                              15,247
 2/28/2002                     14,784                  14,082                      15,450                              15,376
 3/31/2002                     14,471                  13,784                      15,193                              15,064
 4/30/2002                     14,737                  14,037                      15,488                              15,357
 5/31/2002                     14,883                  14,176                      15,620                              15,498
 6/30/2002                     15,026                  14,312                      15,754                              15,630
 7/31/2002                     15,268                  14,543                      15,945                              15,817
 8/31/2002                     15,579                  14,839                      16,214                              16,171
 9/30/2002                     15,918                  15,161                      16,477                              16,519
10/31/2002                     15,757                  15,008                      16,401                              16,361
11/30/2002                     15,676                  14,932                      16,396                              16,370
12/31/2002                     16,056                  15,293                      16,736                              16,804
 1/31/2003                     16,028                  15,267                      16,751                              16,804
 2/28/2003                     16,269                  15,496                      16,982                              17,103
 3/31/2003                     16,243                  15,471                      16,968                              17,081
 4/30/2003                     16,431                  15,651                      17,109                              17,264
 5/31/2003                     16,786                  15,989                      17,427                              17,754
 6/30/2003                     16,716                  15,922                      17,393                              17,683
 7/31/2003                     16,055                  15,293                      16,808                              16,942
 8/31/2003                     16,157                  15,389                      16,919                              17,054
 9/30/2003                     16,619                  15,829                      17,367                              17,595
10/31/2003                     16,428                  15,647                      17,206                              17,371
11/30/2003                     16,452                  15,671                      17,247                              17,418
12/31/2003                     16,592                  15,804                      17,423                              17,590
 1/31/2004                     16,731                  15,937                      17,562                              17,751
 2/29/2004                     16,900                  16,098                      17,752                              17,967
 3/31/2004                     17,022                  16,214                      17,885                              18,132
 4/30/2004                     16,540                  15,755                      17,420                              17,576
 5/31/2004                     16,456                  15,674                      17,351                              17,486
 6/30/2004                     16,527                  15,742                      17,450                              17,558
 7/31/2004                     16,674                  15,882                      17,622                              17,744
 8/31/2004                     16,957                  16,152                      17,959                              18,120
 9/30/2004                     17,012                  16,204                      18,007                              18,183
10/31/2004                     17,143                  16,328                      18,159                              18,342
11/30/2004                     16,995                  16,188                      18,013                              18,138
12/31/2004                     17,163                  16,348                      18,179                              18,330
 1/31/2005                     17,278                  16,458                      18,294                              18,459
 2/28/2005                     17,173                  16,357                      18,186                              18,337
 3/31/2005                     17,087                  16,275                      18,093                              18,208
 4/30/2005                     17,285                  16,464                      18,337                              18,482
 5/31/2005                     17,453                  16,624                      18,535                              18,713
 6/30/2005                     17,575                  16,740                      18,637                              18,834
 7/31/2005                     17,389                  16,563                      18,468                              18,621
 8/31/2005                     17,622                  16,785                      18,704                              18,899
 9/30/2005                     17,402                  16,575                      18,511                              18,651
10/31/2005                     17,231                  16,413                      18,365                              18,491
11/30/2005                     17,305                  16,483                      18,446                              18,585
12/31/2005                     17,463                  16,633                      18,621                              18,762
 1/31/2006                     17,440                  16,612                      18,623                              18,728
 2/28/2006                     17,499                  16,668                      18,684                              18,779
 3/31/2006                     17,294                  16,473                      18,501                              18,572
 4/30/2006                     17,240                  16,426                      18,468                              18,518


The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Core Bond Fund during the stated time period, and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Beginning in 2005, the fund's benchmark was changed to the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The Lehman Brothers Government/Credit Bond Index is an index that tracks the performance of US Government and corporate bonds rated investment grade or better, with maturities of at least one year. The Lehman Brothers Government/Credit Bond Index was the fund's previous benchmark. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 04/30/06 (%)
Share class        A             B             C             G             T          Z
-------------------------------------------------------------------------------------------
Inception    11/01/98      11/01/98      11/25/02      03/04/96      12/14/90      12/14/90
-------------------------------------------------------------------------------------------
Sales charge without with  without with  without with  without with  without with  without
1-year       -0.27   -5.01 -1.01   -5.80 -0.86   -1.82 -0.81   -5.60 -0.17   -4.92 -0.02
5-year        4.57    3.56  3.78    3.45  3.89    3.89  3.93    3.43  4.63    3.61  4.82
10-year       5.60    5.09  5.02    5.02  5.07    5.07  4.97    4.97  5.63    5.12  5.82
Average annual total return as of 03/31/06 (%)
Share class        A             B             C             G             T          Z
-------------------------------------------------------------------------------------------
Sales charge without with  without with  without with  without with  without with  without
1-year        1.21   -3.56  0.46   -4.41  0.61   -0.37  0.65   -4.21  1.31   -3.46  1.46
5-year        4.43    3.42  3.65    3.32  3.76    3.76  3.80    3.30  4.49    3.48  4.69
10-year       5.51    5.00  4.94    4.94  4.99    4.99  4.88    4.88  5.54    5.03  5.73

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A and T shares, maximum contingent deferred sales charge of 5.00% for class B and G shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. The returns for class A and B shares include the returns of Prime A shares (for class A shares) and Prime B shares (for class B shares) of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which class A, B and C shares were initially offered by the fund. The returns shown for class A and B shares also include the returns of Retail A shares of Galaxy Quality Plus Bond Fund (adjusted, as necessary, to reflect the sales charges applicable to class A and B shares, respectively) for periods prior to the inception of Prime A shares and Prime B shares (November 1, 1998). Class A and B shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for class A and B shares exceed expenses paid by Retail A

Columbia Core Bond Fund
(continued)

shares. The returns shown for class C shares for periods prior to the date of inception include the returns of Retail B shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charge applicable to class C shares). The returns shown for class C shares also include the returns of Retail A shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charges applicable to class C shares) for periods prior to the date of inception of Retail B shares (March 4, 1996). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for class C shares exceed expenses paid by Retail A and Retail B shares. The returns for class G and T shares include the returns of Retail A shares (for class T shares) and Retail B shares (for class G shares) of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date in which class T and G shares were initially offered by the fund. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of Galaxy Quality Plus Bond Fund (March 4,
1996). Retail A shares of Galaxy Quality Plus Bond Fund were initially offered on December 14, 1990. Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns for class Z shares include returns of Trust shares of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date in which class Z shares were initially offered by the fund.

Understanding Your Expenses - Columbia Core Bond Fund

  Shareholder Expense Example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

.. For shareholders who receive their account statements from Columbia
  Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

11/01/05 - 04/30/06

            Account value         Account value                           Fund's
               at the                at the            Expenses paid    annualized
          beginning of the         end of the           during the       expense
             period ($)            period ($)           period ($)      ratio (%)
        Actual   Hypothetical Actual   Hypothetical Actual Hypothetical
----------------------------------------------------------------------------------
Class A 1,000.00   1,000.00   1,000.60   1,020.23    4.56      4.61        0.92
Class B 1,000.00   1,000.00     996.88   1,016.51    8.27      8.35        1.67
Class C 1,000.00   1,000.00     997.62   1,017.26    7.53      7.60        1.52
Class G 1,000.00   1,000.00     997.82   1,017.50    7.28      7.35        1.47
Class T 1,000.00   1,000.00   1,001.09   1,020.73    4.07      4.11        0.82
Class Z 1,000.00   1,000.00   1,001.79   1,021.47    3.33      3.36        0.67

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Economic Update - Columbia Core Bond Fund

The US economy fired on all cylinders during the 12-month period that began May 1, 2005 and ended April 30, 2006. Gross domestic product (GDP) expanded at an estimated annualized rate of approximately 3.5% as job growth and a strong housing market provided strong support for consumer spending. Rising profits freed up cash for business spending, which picked up during the period. Personal income rose while inflation remained mostly in check, albeit at the higher end of the Federal Reserve Board's comfort zone, despite record-high energy prices. Consumer confidence started strong and ended higher.

Yet, these overall measures masked a host of challenges, which led to considerable volatility during the 12-month period. Late in the summer, hurricanes Katrina and Rita devastated the Gulf Coast, disrupting the flow of energy products and leaving millions of Americans without homes or jobs. Inflation ticked higher and consumer confidence plummeted in the wake of the storms. The impact on the labor market was actually less than anticipated. However, economic growth fell to a mere 1.7% in the fourth quarter of 2005, taking most market observers by surprise. Analysts blamed slower consumer spending, especially on autos.

Nevertheless, the latest data on the economy suggests that it has regained considerable momentum. First quarter news was generally upbeat, and the pace of economic growth picked up to 5.3%.

After a solid start, bond market sputters

The US bond market delivered modest, but positive returns for the first half of the period, then came to a standstill as interest rates moved higher across the maturity spectrum. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 5.06%. In this environment, the Lehman Brothers Aggregate Bond Index returned 0.71%. By contrast, high-yield bonds continued to thrive on positive economic news and strong demand. The Merrill Lynch US High Yield, Cash Pay Index returned 9.08%.

Eight short-term rate hikes--and more to come?

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 4.75% in eight consecutive one-quarter point increases./1/ In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, new Fed chairman Ben Bernanke continued to raise short-term interest rates through the end of the period, picking up where former Fed chairman Greenspan left off.

Stocks stage strong rally

The S&P 500 Index--a broad measure of large company stock market performance-- returned 15.42% for this reporting period. Small-cap and mid-cap stocks did even better than the large-cap stocks in the broad market index. Small-cap growth stocks led all other domestic market segments with a return of 36.13%, as measured by the Russell 2000 Growth Index.

/1/ The federal funds rate was increased to 5.0% on May 10, 2006.
The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The Merrill Lynch US High Yield, Cash Pay Index is an index that tracks the performance of non-investment-grade corporate bonds.
The S&P 500 Index is an index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Growth Index, an index that tracks the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

  Summary

  For the 12-month period ended April 30, 2006
..  Investment-grade bonds eked out a positive return, as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds did better, as measured by the Merrill Lynch US High Yield, Cash Pay Index.


                                           [GRAPHIC] +0.71%
                                                     Lehman Index


                                           [GRAPHIC] +9.08%
                                                     Merrill Lynch Index


..  Despite volatility, the broad stock market, as measured by the S&P 500
   Index, returned 15.42%. Small-cap growth stocks were the period's best performers, as measured by the Russell 2000 Growth Index.


                                              [GRAPHIC] +15.42%
                                                        S&P Index


                                              [GRAPHIC] +36.13%
                                                        Russell Index


Portfolio Manager's Report - Columbia Core Bond Fund


For the 12-month period ended April 30, 2006, class A shares of Columbia Core Bond Fund returned negative 0.27% without sales charge. The fund's class Z shares returned negative 0.02%. By comparison, the fund's new benchmark Lehman Brothers Aggregate Bond Index and old benchmark Lehman Brothers Government/Credit Bond Index returned 0.71% and 0.20%, respectively./1/ We believe that the Lehman Brothers Aggregate Index, with its higher overall quality and broader sector diversification, more accurately reflects the type of securities in the fund. The fund also underperformed the average return of the fund's peer group, the Lipper Corporate Debt Funds A Rated Category/2/, which returned 0.28%.

A challenging period for bonds

As economic growth remained strong and inflation concerns kept the pressure on the Federal Reserve Board (the Fed) to continue to raise short-term interest rates, yields moved higher across all maturities--and the bond market struggled. In this environment, the fund gave up a fraction of return because its duration was slightly longer than the index, and also, we believe, slightly longer than its peer group. Duration is a measure of interest-rate sensitivity and when interest rates rise, longer duration hampers performance. The fund had less exposure than the index to agency bonds, which held up better than Treasuries during the period.

Sector allocations generally aided performance

Agencies aside, sector allocations generally aided the fund's performance during the period. The fund had less exposure than the index to Treasuries, which were weak performers, and more exposure to corporate bonds and structured debt, including collateralized mortgage obligations, asset-backed securities and commercial mortgage-backed securities, which were better performers during the period.

The fund's maturity positioning also worked in its favor. Early in the period, we employed a "barbell" maturity structure. We targeted bonds at both the short-term and long-term ends of the maturity spectrum. This gave the fund the benefit of the higher yields of the longer-term bonds--and some capital appreciation, because long-term yields declined up until the last months of the reporting period. In addition, as the fund's short-term holdings matured, they were replaced with higher-yielding positions. We began to shorten the fund's duration as the yield difference between short and long maturities narrowed, resulting in a duration that was relatively in line with the index--and a stroke of good timing as yields continued to rise across all maturity ranges.

Looking ahead

Without a clear signal that the Fed has finished raising short-term interest rates, we expect to continue to focus on bonds that offer the potential for yields higher than Treasuries and to maintain the fund's current maturity structure. However, a change in Fed policy might open the door to shift the fund's current positioning in favor of intermediate-term maturities, the segment of the market that has been hurt most over the past year. In the current environment, we expect to remain focused on bonds that offer the potential for higher yields than Treasuries.

Portfolio Management
Marie M. Schofield, CFA
.. Investment experience since 1975
.. With the fund since 1996

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. Investing in foreign fixed-income markets carries additional risks associated with foreign political and economic developments and changes in currency exchange rates. When interest rates go up, bond prices typically drop, and vice versa.
/1/The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The Lehman Brothers Government/Credit Bond Index is an index that tracks the performance of US Government and corporate bonds rated investment grade or better, with maturities of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.
/2/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

 Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates. A change in Fed policy might open the door to shift the fund's current positioning in favor of intermediate-term maturities, the segment of the market that has been hurt most over the past year.

Fund Profile - Columbia  Core Bond Fund


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary


                                           [GRAPHIC] -0.27%
                                                     Class A Shares


                                           [GRAPHIC] (+/-)0.71%
                                                     Lehman Brothers
                                                     Aggregate Bond Index

Management Style

                                    [GRAPHIC]






  Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

                       Portfolio structure as of 04/30/06 (%)
                       Corporate fixed-income
                        bonds and notes               34.3
                       Mortgage-backed securities     25.3
                       Government and agency
                        obligations                   19.8
                       Asset-backed securities         9.0
                       Collateralized mortgage
                        obligations                    8.2
                       Commercial mortgage -
                        backed securities              5.4
                       Cash equivalents, net other
                        assets & liabilities          (2.0)

                                Maturity breakdown as of 04/30/06 (%)
                                0-1 year                4.7
                                1-3 years              15.6
                                3-5 years              26.6
                                5-7 years              16.7
                                7-10 years             20.0
                                10-15 years             2.2
                                15-20 years             4.6
                                20-30 years             5.0
                                30+ years               4.6

                                   Quality breakdown as of 04/30/06 (%)
                                   Aaa                65.3
                                   Aa                  7.6
                                   A                  13.1
                                   Baa                13.8
                                   BB                  0.2

                                 SEC yields as of 04/30/06 (%)
                                 Class A          4.10
                                 Class B          3.50
                                 Class C          3.67
                                 Class G          3.69
                                 Class T          4.20
                                 Class Z          4.58



The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.
Your fund is actively managed and the composition of its portfolio will change over time. Portfolio structure is calculated as a percentage of net assets. Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Investment Portfolio - Columbia Core Bond Fund (April 30, 2006)

Corporate Fixed-Income Bonds & Notes - 34.3%

Basic Materials - 0.4%                                             Par ($)   Value ($)
Chemicals - 0.2%
Eastman Chemical Co.              6.300% 11/15/18                  2,051,000  1,973,454
                                  -------------------------------- --------- ----------
                                  Chemicals Total                             1,973,454
Forest Products & Paper - 0.2%
Westvaco Corp.                    8.200% 01/15/30                  1,905,000  2,075,112
                                  -------------------------------- --------- ----------
                                  Forest Products & Paper Total               2,075,112
                                             Basic Materials Total            4,048,566
Communications - 3.6%
Media - 1.6%
Comcast Cable Communications
Holdings, Inc.                    8.375% 03/15/13                    204,000    228,224

Comcast Corp.                     5.900% 03/15/16                    935,000    916,324
                                  6.500% 11/15/35                  4,385,000  4,215,968

News America, Inc.                5.300% 12/15/14                  3,480,000  3,315,124
                                  6.400% 12/15/35(b)                 965,000    899,303

Time Warner, Inc.                 6.875% 05/01/12                  4,985,000  5,186,286
                                  7.625% 04/15/31                    930,000  1,003,354

Time Warner Entertainment Co. LP  8.375% 07/15/33                    610,000    695,368
                                  -------------------------------- --------- ----------
                                  Media Total                                16,459,951
Telecommunication Services - 2.0%
America Movil SA de CV            5.750% 01/15/15                  2,860,000  2,724,150

British Telecommunications PLC    8.875% 12/15/30                  2,625,000  3,303,201

France Telecom SA                 8.500% 03/01/31                  2,570,000  3,143,454

New England Telephone &
Telegraph                         7.650% 06/15/07                  3,000,000  3,054,086

Sprint Capital Corp.              6.000% 01/15/07                  1,450,000  1,455,977
                                  8.750% 03/15/32                  3,010,000  3,735,107

Vodafone Group PLC                5.750% 03/15/16                  3,285,000  3,195,347
                                  -------------------------------- --------- ----------
                                  Telecommunication Services Total           20,611,322
                                              Communications Total           37,071,273
Consumer Cyclical - 1.7%
Auto Manufacturers - 0.7%
DaimlerChrysler NA Holding Corp.  5.360% 09/10/07(c)               5,180,000  5,195,383
                                  8.500% 01/18/31                  2,135,000  2,476,560
                                  -------------------------------- --------- ----------
                                  Auto Manufacturers Total                    7,671,943

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

Consumer Cyclical (continued)                               Par ($)   Value ($)
Home Builders - 0.3%
Centex Corp.                      5.250% 06/15/15           2,490,000  2,302,194

DR Horton, Inc.                   5.625% 09/15/14           1,020,000    958,529
                                  ------------------------- --------- ----------
                                  Home Builders Total                  3,260,723
Lodging - 0.4%
Harrah's Operating Co., Inc.      5.625% 06/01/15           3,970,000  3,779,160
                                  ------------------------- --------- ----------
                                  Lodging Total                        3,779,160
Retail - 0.3%
CVS Corp.                         5.298% 01/11/27(b)          928,731    870,700

Federated Department Stores, Inc. 6.900% 04/01/29             535,000    540,860

Wal-Mart Stores, Inc.             7.550% 02/15/30           1,070,000  1,247,674
                                  ------------------------- --------- ----------
                                  Retail Total                         2,659,234
                                    Consumer Cyclical Total           17,371,060
Consumer Non-Cyclical - 3.2%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.       7.125% 08/01/17           1,650,000  1,819,716

Diageo Finance BV                 3.000% 12/15/06           5,000,000  4,931,690

Pepsi Bottling Group, Inc.        7.000% 03/01/29           2,600,000  2,847,134
                                  ------------------------- --------- ----------
                                  Beverages Total                      9,598,540
Food - 1.2%
Kraft Foods, Inc.                 6.250% 06/01/12           1,600,000  1,632,946

Kroger Co.                        7.500% 04/01/31           2,325,000  2,485,534
                                  8.000% 09/15/29           2,555,000  2,842,025

Safeway, Inc.                     5.625% 08/15/14           2,255,000  2,170,127

Sara Lee Corp.                    6.250% 09/15/11           2,405,000  2,430,931

Tyson Foods, Inc.                 8.250% 10/01/11             640,000    679,294
                                  ------------------------- --------- ----------
                                  Food Total                          12,240,857
Healthcare Products - 0.2%
Becton Dickinson & Co.            6.700% 08/01/28           1,750,000  1,853,695
                                  ------------------------- --------- ----------
                                  Healthcare Products Total            1,853,695
Healthcare Services - 0.1%
WellPoint, Inc.                   5.850% 01/15/36           1,200,000  1,103,065
                                  ------------------------- --------- ----------
                                  Healthcare Services Total            1,103,065

                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

Consumer Non-Cyclical (continued)                                       Par ($)    Value ($)
Household Products/Wares - 0.1%
Fortune Brands, Inc.              5.125% 01/15/11                        1,345,000  1,313,467
                                  ------------------------------------- ---------- ----------
                                  Household Products/Wares Total                    1,313,467
Pharmaceuticals - 0.6%
Wyeth                             5.500% 02/01/14                        4,000,000  3,908,193
                                  5.500% 02/15/16                        2,680,000  2,602,562
                                  ------------------------------------- ---------- ----------
                                  Pharmaceuticals Total                             6,510,755
                                            Consumer Non-Cyclical Total            32,620,379
Diversified - 0.4%
Holding Companies - Diversified - 0.4%
Hutchison Whampoa International
Ltd.                              6.250% 01/24/14(b)                     4,000,000  4,006,441
                                  ------------------------------------- ---------- ----------
                                  Holding Companies - Diversified Total             4,006,441
                                                      Diversified Total             4,006,441
Energy - 2.3%
Oil & Gas - 1.7%
Amerada Hess Corp.                7.125% 03/15/33                          930,000    992,878
                                  7.300% 08/15/31                        1,170,000  1,275,357

Marathon Oil Corp.                6.000% 07/01/12                        5,775,000  5,859,993

Nexen, Inc.                       5.875% 03/10/35                        4,580,000  4,156,856

Pemex Project Funding Master
Trust                             5.750% 12/15/15(b)                       720,000    680,400

XTO Energy, Inc.                  5.000% 01/31/15                        1,425,000  1,332,348
                                  5.300% 06/30/15                        3,165,000  3,018,613
                                  ------------------------------------- ---------- ----------
                                  Oil & Gas Total                                  17,316,445
Pipelines - 0.6%
Consolidated Natural Gas Co.      5.375% 11/01/06                        1,750,000  1,748,782

Kinder Morgan, Inc.               5.700% 01/05/16                        4,200,000  4,056,784
                                  ------------------------------------- ---------- ----------
                                  Pipelines Total                                   5,805,566
                                                           Energy Total            23,122,011
Financials - 15.5%
Banks - 4.7%
Bank One Corp.                    5.900% 11/15/11                        3,700,000  3,743,343
                                  7.875% 08/01/10                        1,835,000  1,994,860

HSBC Bank USA                     3.875% 09/15/09                       10,965,000 10,482,401

Oesterreichische Kontrollbank AG  5.125% 03/20/07                        6,075,000  6,077,234

Wachovia Capital Trust III        5.800% 08/29/49                        2,415,000  2,404,635

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

Financials (continued)                                                    Par ($)    Value ($)
Banks (continued)

Wachovia Corp.                       3.625% 02/17/09                       5,000,000  4,790,847
                                     4.375% 06/01/10                       3,795,000  3,651,493

Wells Fargo & Co.                    4.875% 01/12/11                       9,920,000  9,689,884
                                     5.010% 09/15/09(c)                    4,865,000  4,865,039
                                     ------------------------------------ ---------- ----------
                                     Banks Total                                     47,699,736

Diversified Financial Services - 7.3%
Allstate Life Global Funding Trusts  5.085% 09/22/09(c)                    2,500,000  2,506,268

American General Finance Corp.       5.400% 12/01/15                      10,505,000 10,056,569

Citigroup, Inc.                      5.300% 01/07/16                      10,150,000  9,790,316

Countrywide Home Loans, Inc.         4.125% 09/15/09                       4,330,000  4,140,736

General Electric Capital Corp.       5.030% 12/15/09(c)                    8,965,000  8,983,145
                                     6.750% 03/15/32                       5,900,000  6,351,499

Goldman Sachs Group, Inc.            4.750% 07/15/13                       2,275,000  2,125,475
                                     5.350% 01/15/16                       1,580,000  1,516,198
                                     6.875% 01/15/11                       2,390,000  2,520,345

HSBC Finance Corp.                   5.030% 11/16/09(c)                    5,890,000  5,919,739

JPMorgan Chase & Co.                 4.600% 01/17/11                       6,035,000  5,821,716

Lehman Brothers Holdings, Inc.       5.500% 04/04/16                       1,185,000  1,146,986

National Rural Utilities Cooperative
Finance Corp.                        6.000% 05/15/06                       1,525,000  1,525,412

Residential Capital Corp.            6.000% 02/22/11                       3,350,000  3,274,720
                                     6.500% 04/17/13                       1,815,000  1,798,817

SLM Corp.                            5.310% 07/25/08(c)                    4,345,000  4,357,817

Unilever Capital Corp.               7.125% 11/01/10                       2,000,000  2,121,341
                                     ------------------------------------ ---------- ----------
                                     Diversified Financial Services Total            73,957,099

Insurance - 1.8%
Chubb Corp.                          6.000% 11/15/11                       3,300,000  3,351,024

Hartford Life Global Funding Trusts  5.080% 09/15/09(c)                    4,355,000  4,353,542

ING Groep NV                         5.775% 12/29/49(c)                    4,305,000  4,136,580

MetLife, Inc.                        6.125% 12/01/11                       4,000,000  4,097,283

Prudential Financial, Inc.           4.750% 04/01/14                       2,900,000  2,696,385
                                     ------------------------------------ ---------- ----------
                                     Insurance Total                                 18,634,814
Real Estate Investment Trusts - 1.1%
Archstone-Smith Trust                5.750% 03/15/16                       3,860,000  3,776,977

Health Care Property Investors, Inc. 7.072% 06/08/15                       1,585,000  1,670,698

                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

Financials (continued)                                                 Par ($)   Value ($)
Real Estate Investment Trusts (continued)

Simon Property Group LP            5.450% 03/15/13                     5,055,000   4,918,953
                                   5.750% 12/01/15(b)                  1,000,000     976,841
                                   ----------------------------------- --------- -----------
                                   Real Estate Investment Trusts Total            11,343,469

Savings & Loans - 0.6%
Washington Mutual Bank/
Henderson NV                       5.125% 01/15/15                     5,860,000   5,477,577
                                   ----------------------------------- --------- -----------
                                   Savings & Loans Total                           5,477,577
                                                      Financials Total           157,112,695
Industrials - 1.7%
Aerospace & Defense - 0.7%
Boeing Capital Corp.               4.750% 08/25/08                     2,675,000   2,643,485

Raytheon Co.                       7.200% 08/15/27                     3,950,000   4,336,354
                                   ----------------------------------- --------- -----------
                                   Aerospace & Defense Total                       6,979,839
Environmental Control - 0.5%
Waste Management, Inc.             5.000% 03/15/14                     1,800,000   1,692,443
                                   7.000% 07/15/28                     3,125,000   3,252,694
                                   ----------------------------------- --------- -----------
                                   Environmental Control Total                     4,945,137
Transportation - 0.5%
Burlington Northern Santa Fe Corp. 7.950% 08/15/30                     1,200,000   1,443,694

Union Pacific Corp.                4.875% 01/15/15                     1,300,000   1,215,983
                                   6.650% 01/15/11                     2,420,000   2,521,448
                                   ----------------------------------- --------- -----------
                                   Transportation Total                            5,181,125
                                                     Industrials Total            17,106,101
Technology - 1.0%
Computers - 1.0%
International Business Machines
Corp.                              4.875% 10/01/06                     6,300,000   6,289,458
                                   5.375% 02/01/09                     3,000,000   3,008,082
                                   6.500% 01/15/28                     1,200,000   1,243,330
                                   ----------------------------------- --------- -----------
                                   Computers Total                                10,540,870
                                                      Technology Total            10,540,870
Utilities - 4.5%
Electric - 4.0%
Alabama Power Co.                  4.990% 08/25/09(c)                  4,980,000   4,995,647
                                   5.700% 02/15/33                     1,465,000   1,367,154

American Electric Power Co., Inc., 5.250% 06/01/15                     3,035,000   2,872,927

Carolina Power & Light Co.         5.125% 09/15/13                     1,445,000   1,385,298

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

Utilities (continued)                                                       Par ($)   Value ($)
Electric (continued)

Columbus Southern Power Co.      5.500% 03/01/13                            1,700,000   1,661,944

Consolidated Edison Co. of
New York                         7.150% 12/01/09                            2,530,000   2,673,426
Dominion Resources, Inc.,
Series D                         5.265% 09/28/07(c)                         3,135,000   3,136,201

Hydro-Quebec                     8.500% 12/01/29                            1,650,000   2,193,890

MidAmerican Energy Holdings Co.  5.875% 10/01/12                            3,355,000   3,380,342
                                 6.125% 04/01/36(b)                         2,820,000   2,658,354

Progress Energy, Inc.            7.750% 03/01/31                            2,555,000   2,906,166

Southern California Edison Co.   5.000% 01/15/14                            1,500,000   1,428,743
                                 5.000% 01/15/16                            3,000,000   2,819,039

TransAlta Corp.                  5.750% 12/15/13                            1,500,000   1,467,254

TXU Electric Delivery Co.        7.000% 09/01/22                            3,350,000   3,494,500

Virginia Electric & Power Co.    5.375% 02/01/07                            1,575,000   1,573,568
                                 ------------------------------------------ --------- -----------
                                 Electric Total                                        40,014,453
Gas - 0.5%
Atmos Energy Corp.               4.950% 10/15/14                            3,475,000   3,231,095

Southern California Gas Co.      4.990% 12/01/09(c)                         2,080,000   2,079,406
                                 ------------------------------------------ --------- -----------
                                 Gas Total                                              5,310,501
                                                            Utilities Total            45,324,954

                                 Total Corporate Fixed-Income Bonds & Notes
                                 (cost of $355,909,063)                               348,324,350
                                 ------------------------------------------ --------- -----------
Mortgage-Backed Securities - 25.3%
Federal Home Loan Mortgage Corp. 5.000% 01/01/19                              433,862     422,650
                                 5.500% 03/01/18                              327,680     325,076
                                 6.000% 11/01/28                              270,744     271,067
                                 7.000% 12/01/14                               99,968     102,870
                                 7.000% 11/01/25                                5,306       5,468
                                 7.000% 03/01/27                                5,806       5,977
                                 7.000% 10/01/31                               54,460      56,026
                                 7.500% 09/01/25                                3,195       3,342
                                 8.000% 06/01/07                                2,131       2,148
                                 8.000% 06/01/26                                3,664       3,906
                                 8.750% 09/01/09                                5,044       5,164
                                 8.750% 07/01/15                                1,054       1,073
                                 9.000% 10/01/15                                2,032       2,038
                                 9.000% 10/01/16                               11,667      12,370
                                 9.000% 04/01/17                                6,951       6,973
                                 9.000% 10/01/19                                6,214       6,284

                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

                                                     Par ($)     Value ($)
                                 9.250% 05/01/09          52,746      54,720
                                 9.250% 08/01/15           4,179       4,291
                                 9.500% 09/01/10           3,998       4,160
                                 9.500% 03/01/11             367         389
                                 9.500% 04/01/11           3,953       4,186
                                 9.500% 09/01/16           1,696       1,833
                                 9.500% 11/01/16             976       1,055
                                 10.000% 02/01/09          3,024       3,173
                                 10.000% 05/01/11          5,631       5,749
                                 10.000% 12/01/13          1,855       1,923

    Federal National Mortgage
    Association                  6.000% 05/01/13         111,743     113,139
                                 6.000% 04/01/35      25,882,229  25,810,115
                                 6.120% 10/01/08       1,356,529   1,361,533
                                 6.500% 05/01/11         226,346     230,287
                                 6.500% 06/01/28         170,926     174,727
                                 6.500% 06/01/31         225,860     230,547
                                 6.500% 08/01/31         486,469     496,567
                                 6.500% 09/01/31          48,447      49,453
                                 6.565% 12/01/07         786,929     793,661
                                 6.600% 11/01/07         704,734     710,468
                                 7.000% 06/01/32         113,937     117,264
                                 7.500% 01/01/30          12,808      13,347
                                 7.500% 03/01/30          20,035      20,864
                                 8.000% 03/01/07           1,464       1,467
                                 8.000% 02/01/30          60,769      64,755
                                 8.000% 03/01/30          84,397      89,830
                                 8.000% 04/01/30         110,102     117,188
                                 8.500% 08/01/17           3,033       3,171
                                 TBA:
                                  5.000% 05/11/06(d)  42,214,000  39,918,614
                                  5.000% 05/16/06(d)  23,115,000  22,501,019
                                  5.500% 05/11/06(d) 107,434,000 104,311,753
                                  5.500% 05/16/06(d)  42,334,000  42,003,287
                                  6.500% 05/11/06(d)  13,155,000  13,376,991
    Government National Mortgage
    Association                  4.750% 07/20/22(c)      100,709     101,184
                                 6.500% 03/15/13          39,794      40,798
                                 6.500% 04/15/13          49,432      50,680
                                 6.500% 05/15/13          60,041      61,555
                                 6.500% 10/15/13         288,390     295,663
                                 6.500% 11/15/13         212,569     217,930
                                 6.500% 07/15/14          24,570      25,190
                                 6.500% 08/15/14         115,605     118,523
                                 6.500% 06/15/28         118,080     121,772
                                 6.500% 01/15/29          66,114      68,175
                                 6.500% 03/15/29           2,715       2,799
                                 6.500% 09/15/32          70,005      72,065
                                 7.000% 11/15/22         155,333     161,136
                                 7.000% 10/15/23          35,964      37,325

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

                                                                           Par ($)       Value ($)
                                 7.000% 06/15/26                             305,265         317,160
                                 7.000% 10/15/27                              35,571          36,972
                                 7.000% 05/15/28                             143,981         149,470
                                 7.000% 06/15/28                              13,667          14,188
                                 7.000% 08/15/29                              33,120          34,390
                                 7.000% 02/15/30                              14,953          15,527
                                 7.000% 05/15/32                             218,914         227,213
                                 7.500% 04/15/26                             171,167         179,931
                                 7.500% 02/15/27                               2,343           2,464
                                 7.500% 09/15/29                              55,611          58,376
                                 7.500% 03/15/30                              88,354          92,711
                                 8.000% 06/15/25                               5,906           6,312
                                 8.000% 10/15/25                              18,915          20,214
                                 8.000% 01/15/26                              12,618          13,493
                                 8.000% 02/15/26                               6,750           7,218
                                 8.000% 05/15/26                               2,295           2,455
                                 8.000% 06/15/26                              14,597          15,610
                                 8.000% 03/15/27                              40,673          43,489
                                 9.000% 03/15/08                               5,929           6,095
                                 9.000% 11/15/08                               3,101           3,188
                                 ----------------------------------------  ------------- -----------

                                 Total Mortgage-Backed Securities (cost of $257,137,186) 256,445,229

                                 ----------------------------------------  ------------- -----------
Government & Agency Obligations - 19.8%
Foreign Government Obligations - 2.5%

Export Development of Canada     4.000% 08/01/07                           2,325,000       2,292,060

Province of British Columbia     5.375% 10/29/08                           3,000,000       3,015,462

Province of New Brunswick        3.500% 10/23/07                           4,150,000       4,044,217

Province of Quebec               5.000% 07/17/09                           2,500,000       2,472,066
                                 5.000% 03/01/16                           6,475,000       6,169,096

Republic of South Africa         6.500% 06/02/14                           1,165,000       1,198,494

Republic of Finland              4.750% 03/06/07                           3,145,000       3,139,187

United Mexican States            6.625% 03/03/15                           3,140,000       3,245,190
                                 Foreign Government Obligations Total                     25,575,772
U.S. Government Agencies - 10.7%
Federal Farm Credit Bank         4.050% 12/15/08                           5,000,000       4,862,425

Federal Home Loan Bank           4.125% 10/19/07                           3,000,000       2,956,173

Federal Home Loan Mortgage Corp. 3.600% 07/07/10                           1,600,000       1,501,982
                                 3.625% 06/10/10                           3,000,000       2,822,424
                                 4.125% 04/02/07                           4,125,000       4,085,639
                                 4.125% 05/12/10                           6,000,000       5,761,272
                                 4.150% 05/05/10                           5,000,000       4,806,640

                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

U.S. Government Agencies (continued)                                           Par ($)           Value ($)
                                    5.000% 01/30/14                             5,075,000          4,916,543
                                    5.000% 11/13/14                             3,900,000          3,756,737
                                    5.400% 02/28/11                            19,855,000         19,741,926
                                    6.000% 06/15/11                             3,095,000          3,191,889
                                    6.000% 04/18/36                             6,200,000          6,031,250
                                    6.625% 09/15/09                             2,325,000          2,427,891

Federal National Mortgage
Association                         2.500% 01/30/07                             2,000,000          1,960,526
                                    3.250% 11/15/07                             2,000,000          1,944,232
                                    3.250% 02/15/09                             3,500,000          3,328,231
                                    4.125% 04/28/10                             3,000,000          2,881,944
                                    4.300% 06/30/08                             1,300,000          1,277,853
                                    4.375% 06/21/10                            20,000,000         19,342,840
                                    5.800% 02/09/26                             8,710,000          8,406,248
                                    6.000% 05/15/11                               330,000            340,223
                                    6.250% 05/15/29                             1,500,000          1,631,721
                                       U.S. Government Agencies Total                            107,976,609
U.S. Government Obligations - 6.6%
U.S. Treasury Bonds                 5.375% 02/15/31                             8,637,000          8,766,555

U.S. Treasury Inflation Index Notes 2.000% 01/15/14                             1,881,758          1,836,257
                                    3.625% 01/15/08                             1,045,364          1,077,010

U.S. Treasury Notes                 3.625% 06/15/10                             1,035,000            986,242
                                    4.000% 03/15/10                             1,940,000          1,878,845
                                    4.375% 12/15/10                             1,985,000          1,940,570
                                    4.500% 02/15/16                             3,265,000          3,122,665
                                    4.875% 04/30/08(a)                         35,295,000         35,297,753
                                    4.875% 04/30/11                            12,265,000         12,240,090
                                    U.S. Government Obligations Total                             67,145,987

                                    Total Government & Agency Obligations (cost of $203,180,397) 200,698,368
Asset-Backed Securities - 9.0%
ACE Securities Corp.                5.130% 05/25/36(c)                          3,050,000          3,050,000

BMW Vehicle Owner Trust             2.530% 02/25/08                             2,466,500          2,450,069

Centex Home Equity,
Series 2005 D                       5.229% 10/25/35(c)                          3,600,000          3,604,009
                                    6.270% 10/25/32                               608,474            606,130

Citibank Credit Card Issuance Trust 2.550% 01/20/09                             5,000,000          4,905,553

Citibank Credit Card Master Trust I 5.875% 03/10/11                             4,000,000          4,061,823
Countrywide Home Equity Loan
Trust                               5.121% 01/15/34(c)                          2,289,395          2,291,806

DaimlerChrysler Auto Trust          3.090% 01/08/08                               771,729            769,676

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

                                                                    Par ($)              Value ($)

    Equity One ABS, Inc.             5.299% 07/25/34(c)             1,778,885             1,788,772

    Fremont Home Loan Trust          5.110% 02/25/36(c)             6,925,000             6,925,000

    GSAA Trust                       4.651% 04/25/34                2,216,620             2,198,167

    JPMorgan Mortgage Acquisition
    Corp.                            5.109% 04/25/36(c)             5,500,000             5,500,000

    MBNA Credit Card Master Note
    Trust                            4.950% 06/15/09(e)             2,750,000             2,744,449

    Nomura Home Equity Loan, Inc.    5.120% 03/25/36(c)             2,000,000             2,000,000

    Oakwood Mortgage Investors, Inc. 7.100% 08/15/27                  910,315               973,357

    Onyx Acceptance Grantor Trust    3.890% 02/15/11                2,000,000             1,953,471

    Origen Manufactured Housing      4.490% 05/15/18                1,100,000             1,075,928

    Renaissance Home Equity Loan
    Trust                            5.565% 02/25/36                7,770,000             7,735,449

    Residential Asset Mortgage
    Products, Inc.                   3.052% 06/25/29                1,450,979             1,438,013
                                     4.480% 09/25/29                6,584,399             6,534,228
                                     5.129% 05/25/36(c)             8,000,000             8,000,000

    Residential Funding Mortgage
    Securities II, Inc.              4.700% 08/25/34                1,715,000             1,649,883

    Wells Fargo Financial Auto Owner
    Trust                            2.670% 08/16/10                7,270,000             7,109,342

    WFS Financial Owner Trust        2.410% 12/20/10                4,245,541             4,150,022
                                     2.810% 08/22/11                8,125,000             7,915,416
                                     -----------------------------  -------------------- ----------

                                     Total Asset-Backed Securities (cost of $92,171,733) 91,430,563
                                     --------------------------------------------------  ----------

    Collateralized Mortgage Obligations - 8.2%
    Agency - 4.6%
    Federal Home Loan Mortgage Corp. 4.000% 05/15/14                3,250,000             3,165,059
                                     4.000% 09/15/15                2,900,000             2,795,245
                                     4.500% 02/15/27                  440,000               427,984
                                     4.500% 07/15/27                1,370,000             1,332,658
                                     4.500% 08/15/28                  500,000               477,955
                                     5.000% 08/15/16                2,039,681             2,020,620
                                     5.000% 06/15/26                1,400,000             1,366,971
    Federal National Mortgage
    Association                      4.000% 01/25/16                1,390,000             1,319,707
                                     4.500% 11/25/14                  440,000               428,006
                                     5.000% 07/25/16                1,738,076             1,719,157
                                     5.500% 09/25/35                4,609,475             4,549,851
                                     6.000% 12/25/16                  185,355               187,088

                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

  Agency (continued)                                                       Par ($)                    Value ($)

  Small Business Administration       4.340% 03/01/24                      2,672,992                   2,462,461
                                      4.500% 03/01/23                      3,513,239                   3,293,497
                                      4.890% 09/01/22                      1,785,883                   1,720,039
                                      5.110% 04/01/25                      3,743,009                   3,614,339
                                      5.180% 05/01/24                      4,618,372                   4,502,124
                                      5.240% 08/01/23                      2,162,349                   2,120,002
                                      5.310% 08/01/22                      3,062,866                   3,023,209
                                      5.520% 06/01/24                      3,677,411                   3,656,952
                                      5.570% 03/01/26                      2,721,000                   2,685,928
                                            Agency Total                                              46,868,852
  Non-Agency - 3.6%
  Chaseflex Trust                     5.500% 02/25/35                      4,140,718                   4,063,111
                                      5.500% 06/25/35                      4,697,900                   4,601,087

  Citigroup Mortgage Loan Trust, Inc. 5.598% 03/25/36                      1,900,000                   1,894,028

  Countrywide Alternative Loan Trust  5.000% 07/25/35                      3,451,237                   3,331,171
                                      5.250% 03/25/35                      4,081,089                   3,944,268

  First Horizon Alternative Mortgage
  Securities                          6.000% 01/25/35                      3,223,680                   3,197,745

  GSAA Trust                          3.519% 11/25/33                      4,190,147                   4,146,504

  JPMorgan Mortgage Trust             4.974% 07/25/34(c)                   3,276,137                   3,172,234

  Long Beach Mortgage Loan Trust      5.176% 05/25/36(c)                   3,425,000                   3,425,000

  Residential Accredit Loans, Inc.    5.500% 02/25/35                      4,086,499                   4,025,061

  Rural Housing Trust                 6.330% 04/01/26                        274,477                     271,920
                                        Non-Agency Total                                              36,072,129

                                      Total Collateralized Mortgage Obligations (cost of $85,338,628) 82,940,981
  Commercial Mortgage-Backed Securities - 5.4%
  Citigroup/Deutsche Bank
  Commercial Mortgage Trust           5.631% 01/15/46(c)                   6,525,000                   6,382,520

  CS First Boston Mortgage
  Securities Corp.                    5.100% 08/15/38                      5,240,000                   4,936,447
                                      5.230% 12/15/40                      6,080,000                   5,766,260
                                      5.738% 02/15/39(c)                   6,900,000                   6,747,986

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)

                                                                                Par ($)     Value ($)

GS Mortgage Securities Corp. II  4.782% 07/10/39                                  6,015,000     5,588,343

JPMorgan Chase Commercial
Mortgage Securities Corp.        4.134% 10/15/37                                  6,169,369     5,868,131
                                 5.467% 12/15/44(c)                               5,735,000     5,512,321
                                 5.565% 04/15/43                                  5,700,000     5,508,292

LB-UBS Commercial Mortgage Trust 5.124% 11/15/32                                  4,550,000     4,386,127

Wachovia Bank Commercial
Mortgage Trust                   5.369% 10/15/44(c)                               4,645,000     4,430,530
                                 ---------------------------------------------- ----------- -------------

                                 Total Commercial Mortgage-Backed Securities
                                  (cost of $57,527,532)                                        55,126,957
Short-Term Obligations - 16.4%
U.S. Government Agencies - 15.7%
Fannie Mae Discount Notes        4.830% 07/12/06(f)                             160,660,000   159,108,543
                                 ---------------------------------------------- ----------- -------------
                                 U.S. Government Agencies Total                               159,108,543
Repurchase Agreement - 0.7%
                                 Repurchase agreement with State Street Bank &
                                 Trust Co., dated 04/28/06, due 05/01/06 at
                                 4.570%, collateralized by a U.S. Treasury Bond
                                 maturing 11/15/21, market value of $6,679,969
                                 (repurchase proceeds $6,546,492)                 6,544,000     6,544,000
                                 ---------------------------------------------- ----------- -------------
                                 Total Short-Term Obligations (cost of $165,652,543)          165,652,543

                                 ---------------------------------------------- ----------- -------------
                                 Total Investments - 118.4% (cost of $1,216,917,082)(g)     1,200,618,991

                                 ---------------------------------------------- ----------- -------------
                                 Other Assets & Liabilities, Net - (18.4)%                   (186,238,803)

                                 ---------------------------------------------- ----------- -------------
                                 Net Assets - 100.0%                                        1,014,380,188

                             Notes to Investment Portfolio:
                           (a)A portion of this security with a market value of
                              $700,055 is pledged as collateral for open futures contracts.
                           (b)Security exempt from registration pursuant to
                              Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities, which are not illiquid, amounted to $10,092,039, which represents 1.0% of net assets.
                           (c)The interest rate shown on floating rate or
                              variable rate securities reflects the rate at April 30, 2006.
                           (d)Security purchased on a delayed delivery basis.
                           (e)Investments in affiliates during the year ended
                              April 30, 2006:
                              Security name: MBNA Credit Card Master Note
                              Trust, 4.950% 06/15/09

                       Par as of 04/30/06:     $2,750,000
                       Net realized gain/loss: $       --
                       Interest income earned: $  136,125
                       Value at end of period: $2,744,449

                           (f)The rate shown represents the annualized yield at
                              the date of purchase.
                           (g)Cost for federal income tax purposes is
                              $1,217,540,550.
                              At April 30, 2006, the Fund held the following
                                open long futures contract:

                             Number of             Aggregate   Expiration Unrealized
Type                         Contracts Value       Face Value  Date       Depreciation
-----------------------------------------------------------------------------------------
10-Year U. S. Treasury Notes    435    $45,926,484 $46,835,281   Jun-06        $(908,797)
                                                                               -

                            Acronym Name
                            ------- ----
                              TBA   To Be Announced

                                See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia Core Bond Fund (April 30, 2006)

                                                                             ($)
Assets                    Unaffiliated investments, at cost                  1,214,167,415
                          Affiliated investments, at cost                        2,749,667
                                                                             -------------
                          Total investments, at cost                         1,216,917,082

                          Unaffiliated investments, at value                 1,197,874,542
                          Affiliated investments, at value                       2,744,449
                                                                             -------------
                          Total investments, at value                        1,200,618,991
                          Cash                                                         134
                          Receivable for:
                           Investments sold                                    115,680,547
                           Fund shares sold                                      2,108,139
                           Interest                                              8,666,138
                           Foreign tax reclaims                                      9,485
                           Dollar roll fee income                                  148,566
                           Futures variation margin                                 74,766
                          Deferred Trustees' compensation plan                      52,197
                          -------------------------------------------------- -------------
                          Total Assets                                       1,327,358,963

Liabilities               Payable for:
                           Investments purchased                                66,498,250
                           Investments purchased on a delayed delivery basis   241,507,796
                           Fund shares repurchased                               1,694,638
                           Distributions                                         2,354,597
                           Investment advisory fee                                 405,591
                           Administration fee                                       56,490
                           Transfer agent fee                                      209,062
                           Pricing and bookkeeping fees                             26,436
                           Trustees' fees                                              900
                           Custody fee                                              17,994
                           Distribution and service fees                            20,949
                           Chief compliance officer expenses                           818
                          Deferred dollar roll fee income                           43,306
                          Deferred Trustees' fees                                   52,197
                          Other liabilities                                         89,751
                          -------------------------------------------------- -------------
                          Total Liabilities                                    312,978,775

                          -------------------------------------------------- -------------
                          Net Assets                                         1,014,380,188
Composition of Net Assets Paid-in capital                                    1,050,153,742
                          Undistributed net investment income                      285,579
                          Accumulated net realized loss                        (18,852,245)
                          Net unrealized depreciation on:
                           Investments                                         (16,298,091)
                           Futures contracts                                      (908,797)
                          -------------------------------------------------- -------------
                          Net Assets                                         1,014,380,188

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund (April 30, 2006)
(continued)

                                                                 ($)

Class A Net assets                                                24,417,446
        Shares outstanding                                         2,355,800
        Net asset value per share                                      10.36(a)
        Maximum sales charge                                            4.75%
        Maximum offering price per share ($10.36/0.9525)               10.88(b)

Class B
        Net assets                                                 9,704,088
        Shares outstanding                                           936,250
        Net asset value and offering price per share                   10.36(a)

Class C
        Net assets                                                 4,072,803
        Shares outstanding                                           392,939
        Net asset value and offering price per share                   10.36(a)

Class G
        Net assets                                                 1,534,794
        Shares outstanding                                           148,081
        Net asset value and offering price per share                   10.36(a)

Class T
        Net assets                                                26,371,602
        Shares outstanding                                         2,544,323
        Net asset value per share                                      10.36(a)
        Maximum sales charge                                            4.75%
        Maximum offering price per share ($10.36/0.9525)               10.88(b)

Class Z
        Net assets                                               948,279,455
        Shares outstanding                                        91,489,712
        Net asset value, offering and redemption price per share       10.36

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

                                See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia Core Bond Fund (For the Year Ended April 30,
2006)

                                                                                                 ($)
Investment Income                 Interest                                                        47,821,721
                                  Interest from affiliates                                           136,125
                                  Dollar roll fee income                                           1,828,167
                                  Foreign taxes withheld                                             (12,363)
                                  -------------------------------------------------------------- -----------
                                  Total Investment Income                                         49,773,650

Expenses                          Investment advisory fee                                          4,705,104
                                  Administration fee                                                 692,136
                                  Distribution fee:
                                   Class B                                                            82,781
                                   Class C                                                            36,122
                                   Class G                                                            19,217
                                  Service fee:
                                   Class A                                                            71,957
                                   Class B                                                            27,594
                                   Class C                                                            12,041
                                   Class G                                                             4,434
                                  Shareholder services fee - Class T                                  43,628
                                  Transfer agent fee                                                 668,099
                                  Pricing and bookkeeping fees                                       183,303
                                  Trustees' fees                                                      46,851
                                  Custody fee                                                         68,940
                                  Chief compliance officer expenses and fees (See Note 4)             11,156
                                  Non-recurring costs (See Note 8)                                    14,933
                                  Other expenses                                                     421,526
                                  -------------------------------------------------------------- -----------
                                  Total Expenses                                                   7,109,822

                                  Fees and expenses waived by Transfer Agent                         (12,829)
                                  Fees waived by Distributor - Class C                                (7,224)
                                  Non-recurring costs assumed by Investment Advisor (See Note 8)     (14,933)
                                  Custody earnings credit                                             (3,674)
                                  -------------------------------------------------------------- -----------
                                  Net Expenses                                                     7,071,162

                                  -------------------------------------------------------------- -----------
                                  Net Investment Income                                           42,702,488

Net Realized and Unrealized Gain  Net realized loss on:
(Loss) on Investments and Futures  Investments                                                   (11,151,234)
Contracts                          Futures contracts                                              (2,837,820)
                                  -------------------------------------------------------------- -----------
                                  Net realized loss                                              (13,989,054)

                                  Net change in unrealized appreciation (depreciation) on:
                                   Investments                                                   (28,370,951)
                                   Futures contracts                                                (911,094)
                                  -------------------------------------------------------------- -----------
                                   Net change in unrealized appreciation (depreciation)          (29,282,045)
                                  -------------------------------------------------------------- -----------
                                  Net Loss                                                       (43,271,099)

                                  -------------------------------------------------------------- -----------
                                  Net Decrease in Net Assets from Operations                        (568,611)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia Core Bond Fund

Increase (Decrease) in Net Assets Year Ended April 30                                 2006 ($)     2005 ($)
Operations                        Net investment income                            42,702,488   34,955,230
                                  Net realized gain (loss) on investments and
                                    futures contracts                             (13,989,054)   3,024,500
                                  Net change in unrealized appreciation
                                    (depreciation) on investments and futures
                                    contracts                                     (29,282,045)   2,952,987
                                  ----------------------------------------------- -----------  -----------
                                  Net Increase (Decrease) in net assets resulting
                                   from Operations                                   (568,611)  40,932,717

Distributions Declared to         From net investment income:
Shareholders                       Class A                                         (1,142,477)    (230,970)
                                   Class B                                           (356,498)     (90,024)
                                   Class C                                           (162,520)     (36,202)
                                   Class G                                           (100,370)    (212,349)
                                   Class T                                         (1,187,545)  (1,272,529)
                                   Class Z                                        (40,562,605) (35,041,284)
                                  From net realized gains:
                                   Class A                                                 --      (40,399)
                                   Class B                                                 --      (28,461)
                                   Class C                                                 --       (9,365)
                                   Class G                                                 --     (104,606)
                                   Class T                                                 --     (535,461)
                                   Class Z                                                 --  (13,911,914)
                                  ----------------------------------------------- -----------  -----------
                                  Total Distributions Declared to Shareholders    (43,512,015) (51,513,564)

Share Transactions                Class A:
                                   Subscriptions                                    5,465,259    2,356,675
                                   Proceeds received in connection with merger             --   30,397,681
                                   Distributions reinvested                           999,344      237,670
                                   Redemptions                                    (13,504,381)  (2,690,157)
                                  ----------------------------------------------- -----------  -----------
                                   Net Increase (Decrease)                         (7,039,778)  30,301,869

                                  Class B:
                                   Subscriptions                                      867,651      617,438
                                   Proceeds received in connection with merger             --   10,538,713
                                   Distributions reinvested                           282,784      103,273
                                   Redemptions                                     (3,016,655)    (835,377)
                                  ----------------------------------------------- -----------  -----------
                                   Net Increase (Decrease)                         (1,866,220)  10,424,047

                                  Class C:
                                   Subscriptions                                      631,284      330,186
                                   Proceeds received in connection with merger             --    4,397,396
                                   Distributions reinvested                            61,518       27,558
                                   Redemptions                                     (1,562,501)    (202,096)
                                  ----------------------------------------------- -----------  -----------
                                   Net Increase (Decrease)                           (869,699)   4,553,044

                                  Class G:
                                   Subscriptions                                        9,142       33,211
                                   Distributions reinvested                            88,112      270,435
                                   Redemptions                                     (2,826,058)  (3,998,812)
                                  ----------------------------------------------- -----------  -----------
                                   Net Decrease                                    (2,728,804)  (3,695,166)

                                  Class T:
                                   Subscriptions                                    1,734,059    2,715,484
                                   Distributions reinvested                         1,015,845    1,588,906
                                   Redemptions                                     (6,012,451)  (8,181,899)
                                  ----------------------------------------------- -----------  -----------
                                   Net Decrease                                    (3,262,547)  (3,877,509)

                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund
(continued)

Increase (Decrease) in Net Assets Year Ended April 30                                 2006 ($)       2005 ($)
                                  Class Z:
                                   Subscriptions                                  232,907,623    280,730,337
                                   Proceeds received in connection with merger             --        252,174
                                   Distributions reinvested                        15,071,183     20,121,322
                                   Redemptions                                   (185,149,300)  (182,211,540)
                                  --------------------------------------------- -------------  -------------
                                   Net Increase                                    62,829,506    118,892,293
                                  Net Increase from Share Transactions             47,062,458    156,598,578
                                  --------------------------------------------- -------------  -------------
                                  Total Increase in Net Assets                      2,981,832    146,017,731

Net Assets                        Beginning of year                             1,011,398,356    865,380,625
                                  End of year                                   1,014,380,188  1,011,398,356
                                  Undistributed net investment income at end of
                                    year                                              285,579     (1,790,271)
                                  --------------------------------------------- -------------  -------------

Changes in Shares                 Class A:
                                   Subscriptions                                      512,625        216,667
                                   Issued in connection with merger                        --      2,832,924
                                   Issued for distributions reinvested                 93,672         21,925
                                   Redemptions                                     (1,265,211)      (249,347)
                                  --------------------------------------------- -------------  -------------
                                   Net Increase (Decrease)                           (658,914)     2,822,169

                                  Class B:
                                   Subscriptions                                       81,348         56,521
                                   Issued in connection with merger                        --        981,731
                                   Issued for distributions reinvested                 26,528          9,501
                                   Redemptions                                       (283,076)       (77,235)
                                  --------------------------------------------- -------------  -------------
                                   Net Increase (Decrease)                           (175,200)       970,518

                                  Class C:
                                   Subscriptions                                       58,699         30,286
                                   Issued in connection with merger                        --        409,928
                                   Issued for distributions reinvested                  5,765          2,536
                                   Redemptions                                       (146,822)       (18,535)
                                  --------------------------------------------- -------------  -------------
                                   Net Increase (Decrease)                            (82,358)       424,215

                                  Class G:
                                   Subscriptions                                          858          3,045
                                   Issued for distributions reinvested                  8,249         24,785
                                   Redemptions                                       (265,470)      (366,458)
                                  --------------------------------------------- -------------  -------------
                                   Net Decrease                                      (256,363)      (338,628)

                                  Class T:
                                   Subscriptions                                      162,188        248,708
                                   Issued for distributions reinvested                 95,298        145,673
                                   Redemptions                                       (564,322)      (749,976)
                                  --------------------------------------------- -------------  -------------
                                   Net Decrease                                      (306,836)      (355,595)

                                  Class Z:
                                   Subscriptions                                   21,793,944     25,738,118
                                   Issued in connection with merger                        --         23,506
                                   Issued for distributions reinvested              1,413,965      1,846,362
                                   Redemptions                                    (17,391,006)   (16,755,294)
                                  --------------------------------------------- -------------  -------------
                                   Net Increase                                     5,816,903     10,852,692

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

                                                                                                Six Months
                                                                   Year Ended April 30,         Ended
                                                           -------------------------------------April 30,
                                                           2006 (a)     2005        2004 (b)    2003 (c)(d)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 10.81     $ 10.93       $11.52         $11.29

Income from Investment Operations:
Net investment income                                          0.42(e)     0.39(e)      0.38(e)        0.24(e)
Net realized and unrealized gain (loss) on investments and
  futures contracts                                           (0.44)       0.09        (0.30)          0.24
                                                            -------     -------       ------         ------
Total from Investment Operations                              (0.02)       0.48         0.08           0.48

Less Distributions Declared to Shareholders:
From net investment income                                    (0.43)      (0.41)       (0.46)         (0.25)
From net realized gains                                          --       (0.19)       (0.21)            --
                                                            -------     -------       ------         ------
Total Distributions Declared to Shareholders                  (0.43)      (0.60)       (0.67)         (0.25)

Net Asset Value, End of Period                              $ 10.36     $ 10.81       $10.93         $11.52
Total return (g)(h)                                           (0.27)%      4.52%        0.65%          4.28%(i)

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                                   0.91%       0.94%        1.02%          0.92%(k)
Net investment income (j)                                      3.90%       3.75%        3.35%          4.20%(k)
Waiver/reimbursement                                             --%(l)      --%(l)     0.12%          0.22%(k)
Portfolio turnover rate                                         105%        118%         119%            42%(i)
Net assets, end of period (000's)                           $24,417     $32,601       $2,105         $  522

Class A Shares

                                                               Year Ended
                                                              October 31,
                                                           ------------------
                                                           2002       2001
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.23     $10.35

Income from Investment Operations:
Net investment income                                        0.54(f)    0.57
Net realized and unrealized gain (loss) on investments and
  futures contracts                                          0.07(f)    0.89
                                                           ------     ------
Total from Investment Operations                             0.61       1.46

Less Distributions Declared to Shareholders:
From net investment income                                  (0.55)     (0.58)
From net realized gains                                        --         --
                                                           ------     ------
Total Distributions Declared to Shareholders                (0.55)     (0.58)

Net Asset Value, End of Period                             $11.29     $11.23
Total return (g)(h)                                          5.64%     14.48%

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                                 0.89%      0.95%
Net investment income (j)                                    4.79%(f)   5.33%
Waiver/reimbursement                                         0.39%      0.38%
Portfolio turnover rate                                        75%       131%
Net assets, end of period (000's)                          $   59     $   38

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A shares were redesignated Liberty Quality Plus Bond Fund, Class A shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $0.00, $0.00 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.
                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:


Class B Shares

                                                                                                Six Months
                                                                   Year Ended April 30,         Ended
                                                           -------------------------------------April 30,
                                                           2006 (a)     2005        2004 (b)    2003 (c)(d)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.81     $ 10.93       $11.52         $11.29

Income from investment operations:
Net investment income                                          0.34(e)     0.31(e)      0.29(e)        0.20(e)
Net realized and unrealized gain (loss) on investments and
  futures contracts                                           (0.44)       0.09        (0.30)          0.24
                                                             ------     -------       ------         ------
Total from Investment Operations                              (0.10)       0.40        (0.01)          0.44

Less Distributions Declared to Shareholders:
From net investment income                                    (0.35)      (0.33)       (0.37)         (0.21)
From net realized gains                                          --       (0.19)       (0.21)            --
                                                             ------     -------       ------         ------
Total Distributions Declared to Shareholders                  (0.35)      (0.52)       (0.58)         (0.21)

Net Asset Value, End of Period                               $10.36     $ 10.81       $10.93         $11.52
Total return (g)(h)                                           (1.01)%      3.74%       (0.12)%         3.89%(i)

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                                   1.66%       1.69%        1.81%          1.68%(k)
Net investment income (j)                                      3.15%       2.97%        2.60%          3.45%(k)
Waiver/reimbursement                                             --%(l)      --%(l)     0.11%          0.22%(k)
Portfolio turnover rate                                         105%        118%         119%            42%(i)
Net assets, end of period (000's)                            $9,704     $12,019       $1,541         $  900

Class B Shares

                                                               Year Ended
                                                              October 31,
                                                           ------------------
                                                           2002       2001
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $11.23     $10.35

Income from investment operations:
Net investment income                                        0.44(f)    0.49
Net realized and unrealized gain (loss) on investments and
  futures contracts                                          0.08(f)    0.89
                                                           ------     ------
Total from Investment Operations                             0.52       1.38

Less Distributions Declared to Shareholders:
From net investment income                                  (0.46)     (0.50)
From net realized gains                                        --         --
                                                           ------     ------
Total Distributions Declared to Shareholders                (0.46)     (0.50)

Net Asset Value, End of Period                             $11.29     $11.23
Total return (g)(h)                                          4.86%     13.65%

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                                 1.64%      1.68%
Net investment income (j)                                    4.04%(f)   4.60%
Waiver/reimbursement                                         0.30%      0.28%
Portfolio turnover rate                                        75%       131%
Net assets, end of period (000's)                          $  268     $  290

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime B shares were redesignated Liberty Quality Plus Bond Fund, Class B shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.
See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

                                                                                                          Period
                                                                                 Year Ended April 30,     Ended
                                                                             -----------------------------April 30,
                                                                             2006 (a)   2005    2004 (b)  2003 (c)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $10.81   $10.93    $11.52     $11.21

Income from Investment Operations:
Net investment income (d)                                                        0.35     0.33      0.31       0.16(e)
Net realized and unrealized gain (loss) on investments and futures contracts    (0.44)    0.09     (0.30)      0.33
                                                                               ------   ------    ------     ------
Total from Investment Operations                                                (0.09)    0.42      0.01       0.49

Less Distributions Declared to Shareholders:
From net investment income                                                      (0.36)   (0.35)    (0.39)     (0.18)
From net realized gains                                                            --    (0.19)    (0.21)        --
                                                                               ------   ------    ------     ------
Total Distributions Declared to Shareholders                                    (0.36)   (0.54)    (0.60)     (0.18)

Net Asset Value, End of Period                                                 $10.36   $10.81    $10.93     $11.52
Total return (f)(g)                                                             (0.86)%   3.89%     0.10%      4.38%(h)

Ratios to Average Net Assets/Supplemental Data:
Expenses (i)                                                                     1.51%    1.54%     1.59%      1.55%(e)
Net investment income (i)                                                        3.30%    3.12%     2.75%      3.23%(e)
Waiver/reimbursement                                                             0.15%    0.15%     0.26%      0.37%(e)
Portfolio turnover rate                                                           105%     118%      119%        42%(h)
Net assets, end of period (000's)                                              $4,073   $5,140    $  558     $  170


(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(d)Per share data was calculated using average shares outstanding during the period.
(e)Annualized.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class G Shares

                                                                                    Six Months           Year Ended
                                                       Year Ended April 30,         Ended               October 31,
                                                ------------------------------------April 30,       --------------------
                                                2006 (a)     2005       2004 (b)    2003 (c)(d)     2002        2001
-------------------------------------------------------------------------------------               --------------------
Net Asset Value, Beginning of Period              $10.81     $10.93       $11.52        $ 11.29     $ 11.23     $ 10.35

Income from Investment Operations:
Net investment income                               0.36(e)    0.34(e)      0.33(e)        0.20(e)     0.45(f)     0.51
Net realized and unrealized gain (loss) on
  investments and futures contracts                (0.44)      0.08        (0.32)          0.24        0.08(f)     0.88
                                                  ------     ------       ------        -------     -------     -------
Total from Investment Operations                   (0.08)      0.42         0.01           0.44        0.53        1.39

Less Distributions Declared to Shareholders:
From net investment income                         (0.37)     (0.35)       (0.39)         (0.21)      (0.47)      (0.51)
From net realized gains                               --      (0.19)       (0.21)            --          --          --
                                                  ------     ------       ------        -------     -------     -------
Total Distributions Declared to Shareholders       (0.37)     (0.54)       (0.60)         (0.21)      (0.47)      (0.51)

Net Asset Value, End of Period                    $10.36     $10.81       $10.93        $ 11.52     $ 11.29     $ 11.23
Total return (g)(h)                                (0.81)%     3.94%        0.10%          3.94%(i)    4.90%      13.70%

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                        1.46%      1.49%        1.60%          1.60%(k)    1.60%       1.64%
Net investment income (j)                           3.33%      3.07%        2.90%          3.56%(k)    4.08%(f)    4.64%
Waiver/reimbursement                                  --%(l)     --%(l)     0.11%          0.22%(k)    0.23%       0.20%
Portfolio turnover rate                              105%       118%         119%            42%(i)      75%        131%
Net assets, end of period (000's)                 $1,535     $4,374       $8,124        $13,345     $13,981     $14,246

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail B shares were redesignated Liberty Quality Plus Bond Fund, Class G shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.
See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class T Shares

                                                                                  Six Months           Year Ended
                                                     Year Ended April 30,         Ended               October 31,
                                             -------------------------------------April 30,       --------------------
                                             2006 (a)     2005        2004 (b)    2003 (c)(d)     2002        2001
-----------------------------------------------------------------------------------               --------------------
Net Asset Value, Beginning of Period          $ 10.81     $ 10.93      $ 11.52        $ 11.29     $ 11.23     $ 10.35

Income from investment operations:
Net investment income                            0.42(e)     0.41(e)      0.40(e)        0.24(e)     0.52(f)     0.57
Net realized and unrealized gain (loss) on
  investments and futures contracts             (0.43)       0.09        (0.31)          0.24        0.08(f)     0.89
                                              -------     -------      -------        -------     -------     -------
Total from Investment Operations                (0.01)       0.50         0.09           0.48        0.60        1.46

Less Distributions Declared to Shareholders:
From net investment income                      (0.44)      (0.43)       (0.47)         (0.25)      (0.54)      (0.58)
From net realized gains                            --       (0.19)       (0.21)            --          --          --
                                              -------     -------      -------        -------     -------     -------
Total Distributions Declared to Shareholders    (0.44)      (0.62)       (0.68)         (0.25)      (0.54)      (0.58)

Net Asset Value, End of Period                $ 10.36     $ 10.81      $ 10.93        $ 11.52     $ 11.29     $ 11.23
Total return (g)(h)                             (0.17)%      4.62%        0.75%          4.29%(i)    5.63%      14.45%

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                     0.81%       0.84%        0.95%          0.91%(k)    0.91%       0.98%
Net investment income (j)                        4.01%       3.72%        3.54%          4.26%(k)    4.77%(f)    5.30%
Waiver/reimbursement                               --%(l)      --%(l)     0.11%          0.22%(k)    0.22%       0.20%
Portfolio turnover rate                           105%        118%         119%            42%(i)      75%        131%
Net assets, end of period (000's)             $26,372     $30,832      $35,058        $43,084     $44,409     $48,276

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Retail A shares were redesignated Liberty Quality Plus Bond Fund, Class T shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.
                                See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

                                                                                   Six Months
                                                     Year Ended April 30,          Ended           Year Ended October 31,
                                             --------------------------------------April 30,       ----------------------
                                             2006 (a)     2005         2004 (b)    2003 (c)(d)     2002         2001
------------------------------------------------------------------------------------               ----------------------
Net Asset Value, Beginning of Period         $  10.81     $  10.93     $  11.52       $  11.29     $  11.23     $  10.35

Income from Investment Operations:
Net investment income                            0.44(e)      0.42(e)      0.42(e)        0.25(e)      0.55(f)      0.60
Net realized and unrealized gain (loss) on
  investments and futures contracts             (0.44)        0.09        (0.31)          0.24         0.08(f)      0.88
                                             --------     --------     --------       --------     --------     --------
Total from Investment Operations                   --         0.51         0.11           0.49         0.63         1.48

Less Distributions Declared to Shareholders:
From net investment income                      (0.45)       (0.44)       (0.49)         (0.26)       (0.57)       (0.60)
From net realized gains                            --        (0.19)       (0.21)            --           --           --
                                             --------     --------     --------       --------     --------     --------
Total Distributions Declared to Shareholders    (0.45)       (0.63)       (0.70)         (0.26)       (0.57)       (0.60)

Net Asset Value, End of Period               $  10.36     $  10.81     $  10.93       $  11.52     $  11.29     $  11.23
Total return (g)(h)                             (0.02)%       4.78%        0.94%          4.41%(i)     5.86%       14.73%

Ratios to Average Net Assets/Supplemental Data:
Expenses (j)                                     0.66%        0.69%        0.75%          0.67%(k)     0.69%        0.73%
Net investment income (j)                        4.16%        3.87%        3.71%          4.49%(k)     4.99%(f)     5.55%
Waiver/reimbursement                               --%(l)       --%(l)     0.11%          0.22%(k)     0.22%        0.21%
Portfolio turnover rate                           105%         118%         119%            42%(i)       75%         131%
Net assets, end of period (000's)            $948,279     $926,434     $817,994       $885,920     $888,792     $831,727

(a)On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.
(b)On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.
(c)The Fund changed its fiscal year end from October 31 to April 30.
(d)On November 25, 2002, the Galaxy Quality Plus Bond Fund, Trust shares were redesignated Liberty Quality Plus Bond Fund, Class Z shares.
(e)Per share data was calculated using average shares outstanding during the period.
(f)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.
(g)Total return at net asset value assuming all distributions reinvested.
(h)Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Notes to Financial Statements - Columbia Core Bond Fund (April 30, 2006)

Note 1. Organization

Columbia Core Bond Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on March 24, 2006, the Fund was re-domiciled into a new series of Columbia Funds Series Trust I. Prior to March 24, 2006, the Fund was a series of Columbia Funds Trust III. On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed Columbia Core Bond Fund.

Investment Goal

The Fund seeks a high level of current income consistent with prudent risk of capital.

Fund Shares

The Fund may issue an unlimited number of shares and offers six classes of shares: Class A, B, C, G, T and Z. Each share class has its own sales charge and expense structure.

Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in eight years after purchase and Class G shares will convert to Class T shares in eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Columbia Core Bond Fund (April 30, 2006)
(continued)


Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or
(3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the broker in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in investments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to

Columbia Core Bond Fund (April 30, 2006)
(continued)

subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended April 30, 2006, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities, market discount reclassifications, and paydown reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

                  Undistributed  Accumulated
                  Net Investment Net Realized
                  Income         Loss         Paid-In Capital
                  $2,885,377     $(2,885,375) $(2)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended April 30, 2006 and April 30, 2005 was as follows:

                                      April 30, 2006 April 30, 2005
             Distributions paid from:
             Ordinary Income*          $43,512,015    $38,206,351
             Long-Term Capital Gains            --     13,307,213

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

                  Undistributed Undistributed Net Unrealized
                  Ordinary      Long-term     Appreciation
                  Income        Capital Gains (Depreciation)*
                  $3,249,056    $--           $(16,921,559)

*The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to discount accretion/premium amortization on debt securities and deferral of wash sales.

Unrealized appreciation and depreciation at April 30, 2006, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation     $  3,218,044
                   Unrealized depreciation      (20,139,603)
                   Net unrealized depreciation $(16,921,559)

Columbia Core Bond Fund (April 30, 2006)
(continued)


The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                         2014        $8,134,124

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2006, post-October capital losses of $11,582,699 attributed to security transactions were deferred to May 1, 2006.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On
September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   First $500 million         0.48%
                   $500 million to $1 billion 0.43%
                   $1 billion to $1.5 billion 0.40%
                   $1.5 billion to $3 billion 0.37%
                   $3 billion to $6 billion   0.36%
                   Over $6 billion            0.35%

For the year ended April 30, 2006, the Fund's effective investment advisory fee rate was 0.46% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.067% of the Fund's average daily net assets.

Pricing & Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays State Street the total fees collected under the Pricing and Bookkeeping Agreement.

Under its Pricing and Bookkeeping Agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket charges and expenses).

Prior to November 1, 2005, Columbia received an annual fee based on the average daily net assets of the Fund as follows:

                  Average Daily Net Assets     Annual Fee Rate
                  First $50 million            $25,000
                  $50 million to $200 million  $  35,000
                  $200 million to $500 million $50,000
                  $500 million to $1 billion   $  85,000
                  Over $1 billion              $125,000

In the event that the Fund had more than 25% in non-domestic assets, as measured on a monthly basis, the Fund's annual fees were 150% of the fees disclosed above.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the year ended April 30, 2006, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.018% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a

Columbia Core Bond Fund (April 30, 2006)
(continued)

fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to November 1, 2005, the Transfer Agent received a fee, paid monthly at the annual rate of $34.00 per open account and was reimbursed for certain out-of-pocket expenses.

The Transfer Agent voluntarily waived a portion of its fees for the Fund for the period from May 1, 2005 through October 31, 2005. In addition, for the period from September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived a portion of its fees to reflect reduced contractual fees charged to the Fund effective November 1, 2005. For the year ended April 30, 2006, the Transfer Agent waived fees of $12,829 for the Fund.

For the year ended April 30, 2006, the effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers, for the Fund was 0.06% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the year ended April 30, 2006, the Distributor has retained net underwriting discounts of $1,830 and $171 on sales of the Fund's Class A and Class T shares, respectively and net CDSC fees of $390, $32,854, $391 and $8,385 on Class A, B, C and G share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which allows the payment of a monthly distribution and service fee to the Distributor at an annual fee rate as follows:

     Distribution Fee              Service Fee
     Class B Class C/1/ Class G/2/ Class A Class B Class C/1/ Class G/2,3/
     0.75%   0.75%      0.65%      0.25%   0.25%   0.25%      0.50%

/1/The Distributor has voluntarily limited a portion of the Fund's Class C share distribution and service fees so that combined they will not exceed 0.85% annually of average net assets.
/2/Under the Plan, the Fund does not intend to pay more than 0.80% annually for
  Class G shares' combined distribution and service fees.
/3/Of the 0.50% service fee for Class G shares, 0.25% relates to shareholder liaison fees and 0.25% relates to administration support fees.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fee

The Fund has adopted shareholder service plans that permit it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Fund does not intend to pay more than 0.15% annually for Class T shareholder services fees.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Columbia Core Bond Fund (April 30, 2006)
(continued)


Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended April 30, 2006, the Fund paid $2,973 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended April 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $922,115,811 and $1,061,317,785, respectively of which $283,699,052 and $457,261,321, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended April 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of April 30, 2006, the Fund had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                        Number of      % of Shares
                        Shareholders   Outstanding Held
                             3         87.8%

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than funds that are more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to; pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance

Columbia Core Bond Fund (April 30, 2006)
(continued)

measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or
Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the year ended April 30, 2006, Columbia has assumed $14,933 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Report of Independent Registered Public Accounting Firm


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Core Bond Fund (formerly Columbia Quality Plus Bond Fund) (the "Fund") (a series of Columbia Funds Series Trust I) at April 30, 2006, and the results of its operations, for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for the three fiscal years in the period ended April 30, 2003 were audited by other independent accountants whose report dated June 10, 2003 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 23, 2006

To the Trustees of Columbia Fund Series Trust I and the Shareholders of Columbia Core Bond Fund

Trustees

                                                        Columbia Core Bond Fund

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Name, address and age, Position with funds,    Principal occupation(s) during past five years, Number of portfolios in
Year first elected or appointed to office/1/   Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees

Douglas A. Hacker (Born 1955)                  Executive Vice President-Strategy of United Airlines (airline) from
c/o Columbia Management Advisors, LLC          December, 2002 to April, 2006; (formerly President of UAL Loyalty Services
One Financial Center                           (airline) from September, 2001 to December, 2002; Executive Vice President
Boston, MA 02111                               and Chief Financial Officer of United Airlines from July, 1999 to
Trustee (since 1996)                           September, 2001; Senior Vice President-Finance from March, 1993 to July,
                                               1999). Oversees 83, Nash Finch Company (food distributor)

Janet Langford Kelly (Born 1957)               Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since
c/o Columbia Management Advisors, LLC          March, 2005; Adjunct Professor of Law, Northwestern University, since
One Financial Center                           September, 2004 (formerly Chief Administrative Officer and Senior Vice
Boston, MA 02111                               President, Kmart Holding Corporation (consumer goods), from September,
Trustee (since 1996)                           2003 to March, 2004; Executive Vice President-Corporate Development and
                                               Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September, 1999 to August, 2003; Senior Vice
                                               President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September,
                                               1999). Oversees 83, UAL Corporation (airline)

Richard W. Lowry (Born 1936)                   Private Investor since August, 1987 (formerly Chairman and Chief Executive
c/o Columbia Management Advisors, LLC          Officer, U.S. Plywood Corporation (building products manufacturer until
One Financial Center                           1987)). Oversees 85/2/, None
Boston, MA 02111
Trustee (since 1995)

                          /1/ In December 2000, the boards of each of the
                              former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
                          /2/ Messrs. Lowry and Neuhauser also serve as
                              directors/trustees of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

                                                        Columbia Core Bond Fund

Name, address and age, Position with funds,    Principal occupation(s) during past five years, Number of portfolios in
Year first elected or appointed to office/1/   Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees

Charles R. Nelson (Born 1943)                  Professor of Economics, University of Washington, since January, 1976;
c/o Columbia Management Advisors, LLC          Ford and Louisa Van Voorhis Professor of Political Economy, University of
One Financial Center                           Washington, since September, 1993 (formerly Director, Institute for
Boston, MA 02111                               Economic Research, University of Washington from September, 2001 to June,
Trustee (since 1981)                           2003); Adjunct Professor of Statistics, University of Washington, since
                                               September, 1980; Associate Editor, Journal of Money Credit and Banking,
                                               since September, 1993; consultant on econometric and statistical matters.
                                               Oversees 83, None
John J. Neuhauser (Born 1942)                  University Professor, Boston College since November, 2005; Academic Vice
c/o Columbia Management Advisors, LLC          President and Dean of Faculties from August, 1999 to October, 2005, Boston
One Financial Center                           College. Oversees 85/2/, None
Boston, MA 02111
Trustee (since 1985)
Patrick J. Simpson (Born 1944)                 Partner, Perkins Coie LLP (law firm). Oversees 83, None
c/o Columbia Management Advisors, LLC
One Financial Center
Boston, MA 02111
Trustee (since 2000)
Thomas E. Stitzel (Born 1936)                  Business Consultant since 1999; Chartered Financial Analyst. Oversees 83,
c/o Columbia Management Advisors, LLC          None
One Financial Center
Boston, MA 02111
Trustee (since 1998)
Thomas C. Theobald (Born 1937)                 Partner and Senior Advisor, Chicago Growth Partners (private equity
c/o Columbia Management Advisors, LLC          investing) since September, 2004 (formerly Managing Director, William
One Financial Center                           Blair Capital Partners (private equity investing) from September, 1994 to
Boston, MA 02111                               September, 2004). Oversees 83/3/, Anixter International (network support
Trustee and Chairman of the Board/4/           equipment distributor); Ventas, Inc. (real estate investment trust); Jones
(since 1996)                                   Lang LaSalle (real estate management services) and Ambac Financial Group
                                               (financial guaranty insurance)


                          /3/ Mr. Theobald was appointed as Chairman of the
                              Board effective December 10, 2003.

                                                        Columbia Core Bond Fund

Name, address and age, Position with funds,    Principal occupation(s) during past five years, Number of portfolios in
Year first elected or appointed to office/1/   Columbia Funds Complex overseen by trustee/director, Other directorships held

Disinterested Trustees

Anne-Lee Verville (Born 1945)
c/o Columbia Management Advisors, LLC          Retired since 1997 (formerly General Manager, Global Education Industry,
One Financial Center                           IBM Corporation (computer and technology) from 1994 to 1997). Oversees 83,
Boston, MA 02111                               Chairman of the Board of Directors, Enesco Group, Inc. (producer of
Trustee (since 1998)                           giftware and home and garden decor products)

Richard L. Woolworth (Born 1941)               Retired since December, 2003 (formerly Chairman and Chief Executive
c/o Columbia Management Advisors, LLC          Officer, The Regence Group (regional health insurer); Chairman and Chief
One Financial Center                           Executive Officer, BlueCross BlueShield of Oregon; Certified Public
Boston, MA 02111                               Accountant, Arthur Young & Company). Oversees 83, Northwest Natural Gas
Trustee (since 1991)                           Co. (natural gas service provider)

Interested Trustee

William E. Mayer (Born 1940)                   Partner, Park Avenue Equity Partners (private equity) since February, 1999
c/o Columbia Management Advisors, LLC          (formerly Partner, Development Capital LLC from November, 1996 to
One Financial Center                           February, 1999). Oversees 83/4/, Lee Enterprises (print media), WR
Boston, MA 02111                               Hambrecht + Co. (financial service provider); Reader's Digest
Trustee (since 1994)                           (publishing); OPENFIELD Solutions (retail industry technology provider)

                          /4/ Mr. Mayer is an "interested person" (as defined
                              in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

                              The Statement of Additional Information Includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Officers

                                                        Columbia Core Bond Fund

Name, address and age, Position with    Principal occupation(s) during past five years
Columbia Funds, Year first elected or
appointed to office

Christopher L. Wilson (Born 1957)       Head of Mutual Funds since August, 2004 and Managing Director of the
One Financial Center                    Advisor since September, 2005; President and Chief Executive Officer, CDC
Boston, MA 02111                        IXIS Asset Management Services, Inc. (investment management) from
President (since 2004)                  September, 1998 to August, 2004.
James R. Bordewick, Jr. (Born 1959)     Associate General Counsel, Bank of America since April, 2005; Senior Vice
One Financial Center                    President and Associate General Counsel, MFS Investment Management
Boston, MA 02111                        (investment management) prior to April, 2005.
Senior Vice President, Secretary and
Chief Legal Officer (since 2006)
J. Kevin Connaughton (Born 1964)        Managing Director of the Advisor since February, 1998.
One Financial Center
Boston, MA 02111
Senior Vice President,
Chief Financial Officer and Treasurer
(since 2000)
Mary Joan Hoene (Born 1949)             Senior Vice President and Chief Compliance Officer of various funds in the
100 Federal Street                      Fund Complex; Partner, Carter, Ledyard & Milburn LLP (law firm) from
Boston, MA 02110                        January, 2001 to August, 2004.
Senior Vice President and
Chief Compliance Officer
(since 2004)
Michael G. Clarke (Born 1969)           Director of Fund Administration since January, 2006; Managing Director of
One Financial Center                    Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice
Boston, MA 02111                        President Fund Administration June, 2002 to September, 2004. Vice
Chief Accounting Officer and            President Product Strategy and Development from February, 2001 to June,
Assistant Treasurer                     2002.
(since 2004)
Jeffrey R. Coleman (Born 1969)          Director of Fund Administration since January, 2006; Fund Controller from
One Financial Center                    October 2004 to January 2006; Vice President of CDC IXIS Asset Management
Boston, MA 02111                        Services, Inc. (investment management) from August, 2000 to September,
Deputy Treasurer (since 2004)           2004.
Joseph F. DiMaria (Born 1968)           Director of Fund Administration since January, 2006; Head of
One Financial Center                    Tax/Compliance and Assistant Treasurer from November, 2004 to December,
Boston, MA 02111                        2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003
Deputy Treasurer (since 2006)           to October, 2004; Senior Audit Manager, PricewaterhouseCoopers
                                        (independent registered public accounting firm) from July, 2000 to April,
                                        2003.
Ty S. Edwards (Born 1966)               Director of Fund Administration since January, 2006; Vice President of the
One Financial Center                    Advisor from July, 2002 to December, 2005; Assistant Vice president and
Boston, MA 02111                        Director, State Street Corporation (financial services) prior to 2002.
Deputy Treasurer (since 2006)
Barry S. Vallan (Born 1969)             Vice President-Fund Treasury of the Advisor since October, 2004; Vice
One Financial Center                    President-Trustee Reporting from April, 2002 to October, 2004; Management
Boston, MA 02111                        Consultant, PricewaterhouseCoopers (independent registered public
Controller (since 2006)                 accounting firm) prior to October, 2002.

Columbia Funds

                                                        Columbia Core Bond Fund

         --------------------------------------------------------------
         Growth funds            Columbia Acorn Fund
                                 Columbia Acorn Select
                                 Columbia Acorn USA
                                 Columbia Growth Stock Fund
                                 Columbia Large Cap Growth Fund
                                 Columbia Marsico 21st Century Fund
                                 Columbia Marsico Focused Equities Fund
                                 Columbia Marsico Growth Fund
                                 Columbia Marsico Mid Cap Growth Fund
                                 Columbia Mid Cap Growth Fund
                                 Columbia Small Cap Growth Fund I
                                 Columbia Small Cap Growth Fund II
                                 Columbia Small Company Equity Fund
         --------------------------------------------------------------
         Core funds              Columbia Common Stock Fund
                                 Columbia Large Cap Core Fund
                                 Columbia Small Cap Core Fund
                                 Columbia Young Investor Fund
         --------------------------------------------------------------
         Value funds             Columbia Disciplined Value Fund
                                 Columbia Dividend Income Fund
                                 Columbia Large Cap Value Fund
                                 Columbia Mid Cap Value Fund
                                 Columbia Small Cap Value Fund I
                                 Columbia Small Cap Value Fund II
                                 Columbia Strategic Investor Fund
         --------------------------------------------------------------
         Asset Allocation/Hybrid Columbia Asset Allocation Fund
         funds                   Columbia Asset Allocation Fund II
                                 Columbia Balanced Fund
                                 Columbia Liberty Fund
                                 Columbia LifeGoal/TM/ Balanced Growth
                                 Portfolio
                                 Columbia LifeGoal/TM/ Growth Portfolio
                                 Columbia LifeGoal/TM/ Income Portfolio
                                 Columbia LifeGoal/TM/ Income and
                                 Growth Portfolio
                                 Columbia Masters Global Equity
                                 Portfolio
                                 Columbia Masters Heritage Portfolio
                                 Columbia Masters International Equity
                                 Portfolio
                                 Columbia Thermostat Fund
         --------------------------------------------------------------
         Index funds             Columbia Large Cap Enhanced Core Fund
                                 Columbia Large Cap Index Fund
                                 Columbia Mid Cap Index Fund
                                 Columbia Small Cap Index Fund
         --------------------------------------------------------------
         Tax-Managed fund        Columbia Tax-Managed Growth Fund
         --------------------------------------------------------------
         Specialty funds         Columbia Convertible Securities Fund
                                 Columbia Real Estate Equity Fund
                                 Columbia Technology Fund
                                 Columbia Utilities Fund

       -----------------------------------------------------------------
       Global/International funds Columbia Acorn International
                                  Columbia Acorn International Select
                                  Columbia Global Value Fund
                                  Columbia Greater China Fund
                                  Columbia International Stock Fund
                                  Columbia International Value Fund
                                  Columbia Marsico International
                                  Opportunities Fund
                                  Columbia Multi-Advisor International
                                  Equity Fund
                                  Columbia World Equity Fund
       -----------------------------------------------------------------
       Taxable Bond funds         Columbia Conservative High Yield Fund
                                  Columbia Core Bond Fund
                                  Columbia Federal Securities Fund
                                  Columbia High Income Fund
                                  Columbia High Yield Opportunity Fund
                                  Columbia Income Fund
                                  Columbia Intermediate Bond Fund
                                  Columbia Intermediate Core Bond Fund
                                  Columbia Short Term Bond Fund
                                  Columbia Strategic Income Fund
                                  Columbia Total Return Bond Fund
                                  Columbia U.S. Treasury Index Fund
       -----------------------------------------------------------------
       Tax-Exempt Bond funds      Columbia California Tax-Exempt Fund
                                  Columbia California Intermediate
                                  Municipal Bond Fund
                                  Columbia Connecticut Tax-Exempt Fund
                                  Columbia Connecticut Intermediate
                                  Municipal Bond Fund
                                  Columbia Florida Intermediate
                                  Municipal Bond Fund
                                  Columbia Georgia Intermediate
                                  Municipal Bond Fund
                                  Columbia High Yield Municipal Fund
                                  Columbia Intermediate Municipal Bond
                                  Fund
                                  Columbia Massachusetts Intermediate
                                  Municipal Bond Fund
                                  Columbia Massachusetts Tax-Exempt Fund
                                  Columbia Maryland Intermediate
                                  Municipal Bond Fund
                                  Columbia Municipal Income Fund
                                  Columbia North Carolina Intermediate
                                  Municipal Bond Fund
                                  Columbia New York Tax-Exempt Fund
                                  Columbia New Jersey Intermediate
                                  Municipal Bond Fund
                                  Columbia New York Intermediate
                                  Municipal Bond Fund
                                  Columbia Oregon Intermediate
                                  Municipal Bond Fund
                                  Columbia Rhode Island Intermediate
                                  Municipal Bond Fund
                                  Columbia South Carolina Intermediate
                                  Municipal Bond Fund
                                  Columbia Short Term Municipal Bond
                                  Fund
                                  Columbia Tax-Exempt Fund
                                  Columbia Tax-Exempt Insured Fund
                                  Columbia Texas Intermediate Municipal
                                  Bond Fund
                                  Columbia Virginia Intermediate
                                  Municipal Bond Fund

                                                        Columbia Core Bond Fund

           ---------------------------------------------------------
           Money Market funds Columbia California Tax-Exempt
                              Reserves
                              Columbia Cash Reserves
                              Columbia Connecticut Municipal
                              Reserves
                              Columbia Government Plus Reserves
                              Columbia Government Reserves
                              Columbia Massachusetts Municipal
                              Reserves
                              Columbia Money Market Reserves
                              Columbia Municipal Reserves
                              Columbia New York Tax-Exempt Reserves
                              Columbia Prime Reserves
                              Columbia Tax-Exempt Reserves
                              Columbia Treasury Reserves



For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.
Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

44


                                                        Columbia Core Bond Fund

Important Information About This Report

Columbia Core Bond Fund

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Core Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.
  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston MA 02266-8081
  800.345.6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston MA 02110

  Independent Registered Public Accounting Firm

  PricewaterhouseCoopers LLP
  125 High Street
  Boston, MA 02110

Columbia Core Bond Fund

Annual Report - April 30, 2006
                                    [GRAPHIC]



(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-42/110676-0406 (06/06) 06/11537

Item 2. Code of Ethics.

   (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

   (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the one series of the registrant whose reports to stockholders are included in this annual filing. The comparative information for fiscal year ended April 30, 2005 includes fees paid by the one series that was re-domiciled into the registrant on March 27, 2006.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended April 30, 2006 and April 30, 2005 are approximately as follows:

                             2006            2005
                             ----            ----
                           $30,600         $28,900

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended April 30, 2006 and April 30, 2005 are approximately as follows:

                             2006            2005
                             ----            ----
                           $16,600         $13,500

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2006 and 2005, Audit-Related Fees include agreed-upon procedures performed for semi-annual shareholder reports and certain agreed-upon procedures related to a fund merger. Fiscal year 2006 also includes Audit-Related Fees for certain agreed-upon procedures related to the review of the registrant's anti-money laundering program.

During the fiscal years ended April 30, 2006 and April 30, 2005, there were no Audit-Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended April 30, 2006 and April 30, 2005 are approximately as follows:

                             2006            2005
                             ----            ----
                            $6,000          $4,500

Tax Fees consist primarily of the review of annual tax returns, the review of required shareholder distribution calculations and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended April 30, 2006 and April 30, 2005, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended April 30, 2006 and April 30, 2005 are approximately as follows:

                             2006            2005
                             ----            ----
                              $0              $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) above.

Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended April 30, 2006 and April 30, 2005 are approximately as follows:

                             2006            2005
                             ----            ----
                           $359,600        $93,500

These fees consist primarily of an internal control review of the registrant's transfer agent. In addition, fiscal year 2006 also includes an internal control examination of the registrant's investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant ("Adviser Affiliates"), if the engagement relates directly to the operations and financial reporting of the registrant.

   The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services ("Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively "Fund Services"); (ii) non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively "Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the "de minimis" requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

   Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

   The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

                                     *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended April 30, 2006 and April 30, 2005 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended April 30, 2006 and April 30, 2005 are approximately as follows:

                             2006            2005
                             ----            ----
                           $382,200        $111,500

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

   (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Series Trust I
                         --------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         --------------------------------
                         Christopher L. Wilson, President

Date                     June 28, 2006
                         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         --------------------------------
                         Christopher L. Wilson, President

Date                     June 28, 2006
                         --------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         --------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     June 28, 2006
                         --------------------------------